SCHEDULE OF PRO FORMA BUSINESS COMBINATION (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 4,693,873
Cost of revenue	(875,708)
Gross profit	3,818,165
Total operating expenses	(3,839,184)
Loss from operations	(21,019)
Other income (expense), net	267,633
Income before income taxes	246,614
Provision for income taxes	(212,414)
Net income	$ 34,200
Net income per common share - basic and diluted | $ / shares	$ 0.00
Weighted average number of common shares outstanding - basic and diluted | shares	376,452,047